Fair Value Measurements (Details) - CM Life Sciences, Inc. - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held-in-trust account	$ 442,774,870	$ 442,763,951
Fair Value Assumption Exercise Price	$ 2.29	$ 4.24